Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (65.1%)
$5,200	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	2.666	$5,205,717
7,900	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	2.711	7,903,418
4,300	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	12/11/19	2.590	4,303,253
3,100	Federal Farm Credit Banks, FCPR DLY - 2.930%(1)	(AA+, Aaa)	08/27/20	2.570	3,102,069
5,200	Federal Farm Credit Banks, FCPR DLY - 2.930%(1)	(AA+, Aaa)	09/24/20	2.570	5,203,282
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.200%(1)	(AA+, Aaa)	10/26/20	2.699	4,010,006
5,700	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	2.520	5,698,596
5,300	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	2.555	5,302,504
3,000	Federal Farm Credit Banks, LIBOR 1M + 0.065%(1)	(AA+, Aaa)	12/28/20	2.561	3,000,950
10,600	Federal Farm Credit Banks, LIBOR 3M - 0.080%(1)	(AA+, Aaa)	01/15/21	2.707	10,594,442
4,000	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	01/25/21	2.590	4,002,913
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.350%(1)	(AA+, Aaa)	02/05/21	2.832	4,021,452
3,350	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	04/19/21	2.492	3,343,252
3,000	Federal Farm Credit Banks, FEDL01 + 0.200%(1)	(AA+, Aaa)	06/21/21	2.610	3,004,491
4,200	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	06/28/21	2.506	4,189,338
6,500	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/16/21	2.482	6,487,744
3,200	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	08/09/21	2.493	3,189,346
16,200	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	09/17/21	2.565	16,197,088
11,200	Federal Farm Credit Banks, LIBOR 3M + 0.010%(1)	(AA+, Aaa)	09/20/21	2.643	11,207,707
5,700	Federal Farm Credit Banks, FEDL01 + 0.220%(1)	(AA+, Aaa)	10/12/21	2.630	5,704,867
9,900	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	11/08/21	2.565	9,881,042
15,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	11/23/21	2.700	15,011,672
4,400	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	2.746	4,420,211
10,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	03/14/22	2.700	9,995,717
1,500	Federal Farm Credit Banks	(AA+, Aaa)	05/20/24	3.050	1,500,333
1,000	Federal Farm Credit Banks	(AA+, Aaa)	10/16/24	3.640	1,003,833
7,800	Federal Home Loan Banks	(AA+, Aaa)	08/05/19	0.875	7,757,591
12,800	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	2.535	12,803,624
7,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.922	7,019,529
6,200	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	2.646	6,216,962
1,700	Federal Home Loan Banks, TBILL 3M + 0.090%(1)	(AA+, Aaa)	02/01/21	2.555	1,701,817
10,000	Federal Home Loan Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/13/21	2.499	9,987,908
10,800	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/12/19	2.392	10,800,222
7,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/18/22	3.000	7,500,787
5,000	Federal Home Loan Mortgage Corp. Discount Notes(4)	(AA+, Aaa)	04/17/19	2.410	4,994,645
23,860	Federal National Mortgage Association, SOFR + 0.160%(1)	(AA+, Aaa)	01/30/20	2.560	23,881,590
8,000	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	2.458	7,996,450
6,700	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	2.442	6,695,434
10,400	Federal National Mortgage Association, SOFR + 0.100%(1)	(AA+, Aaa)	04/30/20	2.500	10,406,608
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $275,185,340)					275,248,410

UNITED STATES TREASURY OBLIGATIONS (29.0%)
12,200	United States Treasury Bills(4)	(AA+, Aaa)	08/01/19	2.411	12,102,262
4,000	United States Treasury Bills(4)	(AA+, Aaa)	04/30/19	2.392	3,992,292
500	United States Treasury Floating Rate Notes, USBMMY3M + 0.048%(1)	(AA+, Aaa)	10/31/19	2.473	500,027
1,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.000%(1)	(AA+, Aaa)	01/31/20	2.425	999,574
6,700	United States Treasury Floating Rate Notes, USBMMY3M + 0.033%(1)	(AA+, Aaa)	04/30/20	2.458	6,696,530
3,600	United States Treasury Floating Rate Notes, USBMMY3M + 0.043%(1),(2)	(AA+, Aaa)	07/31/20	2.468	3,597,143
52,835	United States Treasury Floating Rate Notes, USBMMY3M + 0.045%(1),(2),(3)	(AA+, Aaa)	10/31/20	2.470	52,767,134
42,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.115%(1),(2)	(AA+, Aaa)	01/31/21	2.540	41,966,315
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $122,622,218)					122,621,277

TOTAL INVESTMENTS AT VALUE (94.1%) (Cost $397,807,558)					397,869,687

OTHER ASSETS IN EXCESS OF LIABILITIES (5.9%)					25,089,690

NET ASSETS (100.0%)					$422,959,377

†                   Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)             Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2019.

(2)             At March 31, 2019, $15,405,238 in the value of these securities has been pledged as collateral for open swap contracts.

(3)             At March 31, 2019, $2,596,660 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

(4)             Securities are zero coupon. Rate presented is yield to maturity as of March 31, 2019.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

FEDL01 = Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Light Sweet Crude Oil Futures	USD	Jun 2019	65	$3,918,200	$178,079
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Dec 2019	(65)	(3,914,300)	$483,813
					$661,892

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$48,992,700	04/23/19	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.67%	$—	$—	$(763,301)
USD	3,000,000	04/23/19	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.67%	—	—	2,370
USD	7,863,441	04/23/19	Bank of America	Bloomberg Commodity Index Total Return	2.51%	—	—	(123,640)
USD	30,625,079	04/23/19	CIBC	Bloomberg Commodity Index Total Return	2.53%	—	—	(481,682)
USD	59,921,924	04/23/19	Citigroup	Bloomberg Commodity Index Total Return	2.52%	—	—	(942,326)
USD	31,130,712	04/23/19	JPMorgan Chase	Bloomberg Commodity Index Total Return	2.51%	—	—	(489,482)
USD	5,021,472	04/23/19	Macquarie	Bloomberg Commodity Index Total Return	2.50%	—	—	(78,942)
USD	55,092,377	04/23/19	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	2.67%	—	—	(873,592)
USD	42,451,968	04/23/19	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.59%	—	—	(664,708)
USD	8,038,957	04/23/19	RBC Capital	Bloomberg Commodity Index Total Return	2.53%	—	—	(126,440)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$13,076,226	04/23/19	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.61%	$—	$—	$(204,810)
USD	3,583,616	04/23/19	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	2.55%	—	—	(56,077)
USD	51,193,856	04/23/19	Societe Generale	Societe Generale P04 TR Index (b)	2.67%	—	—	(803,680)
USD	30,549,801	04/23/19	Societe Generale	Bloomberg Commodity Index Total Return	2.52%	—	—	(480,423)
USD	39,920,982	04/23/19	UBS	Bloomberg Commodity Index Total Return	2.52%	—	—	(627,793)
								$(6,714,526)

(a) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	3/31/19 Price	Quantity(1)	3/31/19 Value (1)(2)
COMEX Gold	GCM9	11.86%	1,298.50	49.55	$6,433,474
NYMEX WTI Crude Oil	CLM9	8.90%	60.28	80.14	4,830,830
ICE Brent Crude Oil	CON9	8.23%	67.21	66.47	4,467,341
COMEX High Grade Copper	HGN9	7.87%	2.94	58.08	4,271,718
NYMEX Nat Gas	NGK19	7.28%	2.66	148.44	3,951,410
CBOT Soybeans	S K9	5.50%	8.84	67.50	2,984,419
CBOT Corn	C K9	5.18%	3.57	157.56	2,808,515
LME Aluminium	LAM19	4.24%	1,911.00	48.15	2,300,292
CME Live Cattle	LCQ9	3.74%	1.16	43.92	2,032,047
COMEX Silver	SIN9	3.62%	15.20	25.80	1,961,496
LME Zinc	LXZ9	3.61%	2,845.00	27.52	1,957,099
CBOT Soy Meal	SMK9	3.10%	306.50	54.96	1,684,413
LME Nickel	LNM9	3.07%	12,985.00	21.40	1,667,429
NYMEX Unleaded Gasoline	XBN9	3.03%	1.85	21.13	1,643,825
CBOT Bean Oil	BOK9	2.97%	0.28	94.82	1,613,490
NYBOT Sugar	SBK9	2.96%	0.13	114.26	1,603,470
ICE Gas Oil	QSK9	2.79%	607.25	24.89	1,511,680
CBOT Wheat	W N9	2.61%	4.64	61.05	1,414,793
CME Lean Hogs	LHM9	2.44%	0.89	37.31	1,321,629
NYMEX Heating Oil	HOK9	2.30%	1.97	15.04	1,245,324
NYBOT Coffee	KCK9	2.18%	0.95	33.38	1,182,772
NYBOT Cotton	CTK9	1.47%	0.78	20.53	796,760
KCBOT Kansas Wheat	KWK9	1.05%	4.30	26.58	571,375

(1)             Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of March 31, 2019.

(2)             Value represents product of price, quantity and contract multiplier.

(b) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	3/31/19 Price	Quantity(1)	3/31/19 Value (1)(2)
COMEX Gold	GCM9	11.84%	1,298.50	45.99	$5,972,267
NYMEX WTI Crude Oil	CLK9	8.92%	60.28	74.60	4,496,849
ICE Brent Crude Oil	CON9	8.23%	67.21	61.72	4,147,912
COMEX High Grade Copper	HGK9	7.86%	2.94	53.91	3,964,871
NYMEX Nat Gas	NGK19	7.27%	2.66	137.79	3,667,871
CBOT Soybeans	S K9	5.49%	8.84	62.66	2,770,317
CBOT Corn	C K9	5.17%	3.57	146.25	2,606,942
LME Aluminium	LAM19	4.24%	1,911.00	44.70	2,135,474
CME Live Cattle	LCM9	3.72%	1.16	40.58	1,877,805
LME Zinc	LXM9	3.62%	2,845.00	25.63	1,822,842
COMEX Silver	SIN9	3.61%	15.20	23.95	1,820,825
CBOT Soy Meal	SMK9	3.10%	306.50	51.02	1,563,661
LME Nickel	LNM9	3.07%	12,985.00	19.87	1,548,029
NYMEX Unleaded Gasoline	XBN9	3.04%	1.85	19.72	1,533,910
CBOT Bean Oil	BOK9	2.97%	0.28	88.01	1,497,605
NYBOT Sugar	SBK9	2.95%	0.13	106.07	1,488,528
ICE Gas Oil	QSK9	2.78%	607.25	23.11	1,403,311
CBOT Wheat	W K9	2.61%	4.64	56.83	1,317,085
CME Lean Hogs	LHM9	2.46%	0.89	35.05	1,241,449
NYMEX Heating Oil	HOK9	2.32%	1.97	14.10	1,167,829
NYBOT Coffee	KCK9	2.18%	0.95	30.98	1,097,739
NYBOT Cotton	CTK9	1.47%	0.78	19.06	739,726
KCBOT Kansas Wheat	KWK9	1.05%	4.30	24.67	530,465
Cash					11,093

(1)             Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of March 31, 2019.

(2)             Value represents product of price, quantity and contract multiplier.

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Portfolio’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$275,248,410	$—	$275,248,410
United States Treasury Obligations	—	122,621,277	—	122,621,277
	$—	$397,869,687	$—	$397,869,687
Other Financial Instruments*
Futures Contracts	$661,892	$—	$—	$661,892
Swap Contracts**	—	2,370	—	2,370

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Swap Contracts**	$—	$6,716,896	$—	$6,716,896

*                 Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**          Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended March 31, 2019, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.